UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 3,022	$ 2,870
Financial assets	1,857	1,979
Accounts and other receivable, net	6,207	6,401
Inventory, net	4,966	5,186
Other assets	2,738	1,858
Current assets	18,790	18,294
Financial assets	11,572	10,929
Accounts and other receivable, net	981	877
Other assets	580	515
Property, plant and equipment	16,296	15,893
Deferred income tax assets	1,282	1,245
Intangible assets	23,394	23,953
Equity accounted investments	2,050	2,065
Goodwill	15,369	15,479
Total assets	90,314	89,250
Current Liabilities
Accounts payable and other	13,636	12,919
Non-recourse borrowings in subsidiaries of the partnership	2,990	3,758
Current liabilities	16,626	16,677
Accounts payable and other	7,327	7,511
Corporate borrowings	1,990	2,100
Non-recourse borrowings in subsidiaries of the partnership	41,918	40,835
Deferred income tax liabilities	3,561	3,698
Total liabilities	71,422	70,821
Equity
Limited partners	1,456	1,408
Non-controlling interests attributable to:
Redemption-exchange units	1,360	1,318
Special limited partner	0	0
BBUC exchangeable shares	1,424	1,378
Preferred securities	1,490	1,490
Interest of others in operating subsidiaries	13,162	12,835
Total equity	18,892	18,429
Total equity and liabilities	$ 90,314	$ 89,250